5. Stock Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Employee stock-based compensation - option grants	$315,763	$14,791	$751,754	$29,582
Employee stock-based compensation - stock grants	–	–	–	–
Non-Employee stock-based compensation - option grants	11,455	214,748	29,405	920,261
Non-Employee stock-based compensation - stock grants	–	321,603	–	370,748
Non-Employee stock-based compensation-stock warrant	174,055	–	174,055	321,603
Total	$501,273	$551,142	$955,214	$1,642,194

	Years Ended December 31,
	2014	2013
Employee stock based compensation-option grants	$2,392,542	$258,511
Employee stock based compensation-stock grants	-	–
Non-Employee stock based compensation-option grants	213,265	347,138
Non-Employee stock based compensation-stock grants	-	1,048,091
Non-Employee stock based compensation-stock warrant	512,000	111,334
	$3,117,807	$1,765,074